Segments (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENTS [Abstract]
Revenues, long-term assets by geography
	For the year ended December 31,
Revenues by geography	2012	2013	2014
	RMB	RMB	RMB
Net revenues derived in the PRC	4,419,983	3,781,776	3,310,397
Net revenues derived in Korea	155,934	352,412	269,350
Net revenues derived in all other countries	142,642	210,542	137,622
Total net revenues	4,718,559	4,344,730	3,717,369

Long-term assets by geography	December 31, 2013	December 31, 2014
	RMB	RMB
Long-term assets in the PRC	1,385,042	662,691
Long-term assets in Korea	632,854	604,092
Long-term assets in all other countries	50,157	43,061
Total long-term assets	2,068,053	1,309,844